N-4	Oct. 27, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Oct. 27, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “
Important Information You Should Consider About the Contract
” section, the following changes are made:

•
In the “
Ongoing Fees and Expenses (annual charges)
” section of the “
FEES AND EXPENSES
” table, the minimum fee for Investment Options is 0.21% and the Lowest Cost is $1,688. Additionally, the maximum fee for Investment Options is 1.02% and the Highest Annual Cost is $2,501.

In the “
Fee Tables
” section in the prospectus and the “
Additional Information About Fees
” section in the initial summary prospectus, the following changes are made:

•	In the “ Annual Fund Expenses ” table, the minimum Annual Fund Expenses is 0.21% and the maximum Annual Fund Expenses is 1.02%.
•	In the “ Footnotes to the Fee Tables ” the Mutual Fund with the highest total annual fund operating expense is the Emerging Economies Fund.
•	In the “ Examples ” section, the following replaces the most expensive expense examples:

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.21%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.02%
Investment Options (of Other Amount) Minimum [Percent]	0.21%
Investment Options (of Other Amount) Maximum [Percent]	1.02%
Lowest Annual Cost [Dollars]	$ 1,688
Highest Annual Cost [Dollars]	$ 2,501
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$2,501	$7,698	$13,164	$28,102
(2) If you annuitize your Contract or you do
not
surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$2,501	$7,698	$13,164	$28,102
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,688	$5,237	$9,032	$19,704
(2) If you annuitize your Contract or you do
not
surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$1,688	$5,237	$9,032	$19,704

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,501
Surrender Expense, 1 Year, Minimum [Dollars]	1,688
Surrender Expense, 3 Years, Maximum [Dollars]	7,698
Surrender Expense, 3 Years, Minimum [Dollars]	5,237
Surrender Expense, 5 Years, Maximum [Dollars]	13,164
Surrender Expense, 5 Years, Minimum [Dollars]	9,032
Surrender Expense, 10 Years, Maximum [Dollars]	28,102
Surrender Expense, 10 Years, Minimum [Dollars]	19,704
Annuitized Expense, 1 Year, Maximum [Dollars]	2,501
Annuitized Expense, 1 Year, Minimum [Dollars]	1,688
Annuitized Expense, 3 Years, Maximum [Dollars]	7,698
Annuitized Expense, 3 Years, Minimum [Dollars]	5,237
Annuitized Expense, 5 Years, Maximum [Dollars]	13,164
Annuitized Expense, 5 Years, Minimum [Dollars]	9,032
Annuitized Expense, 10 Years, Maximum [Dollars]	28,102
Annuitized Expense, 10 Years, Minimum [Dollars]	19,704
No Surrender Expense, 1 Year, Maximum [Dollars]	2,501
No Surrender Expense, 1 Year, Minimum [Dollars]	1,688
No Surrender Expense, 3 Years, Maximum [Dollars]	7,698
No Surrender Expense, 3 Years, Minimum [Dollars]	5,237
No Surrender Expense, 5 Years, Maximum [Dollars]	13,164
No Surrender Expense, 5 Years, Minimum [Dollars]	9,032
No Surrender Expense, 10 Years, Maximum [Dollars]	28,102
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,704
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund 2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.63%	16.89%	13.64%
	Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC	0.61%	None	0.61%	15.84%	14.44%	13.99%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPM	0.72%	None	0.72%	6.55%	12.89%	12.75%
	Stock Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	13.17%	15.59%	12.50%
	Systematic Core Fund 2, 3 Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.64%	None	0.64%	11.71%%	14.80%	12.00%
Domestic Mid- Cap Equity	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	1.60%	12.49%	8.35%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	13.34%	13.15%	11.91%
Domestic Small- Cap Equity	Small Cap Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.89%	None	0.89%	2.41%	3.97%	8.86%
	Small Cap Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	0.73%	9.22%	6.32%
Global Equity (International and Domestic)	International Socially Responsible Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	11.22%	10.60%	7.42%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	11.67%	7.03%	3.70%
Specialty	Science & Technology Fund 2, 3 Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.90%	None	0.90%	16.20%	15.03%	16.65%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.11%	None	0.11%	10.55%	10.88%	7.50%
	Conservative Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.13%	None	10.13%	7.73%	5.68%	4.46%
	Moderate Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.10%	None	0.10%	9.14%	8.79%	6.49%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	5.68%	-0.23%	1.70%
	Goldman Sachs VIT Government Money Market Fund 3 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.16%	2.42%	1.70%

VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]	13.64%
VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	14.44%
Average Annual Total Returns, 10 Years [Percent]	13.99%
VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPM
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.75%
VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.50%
VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	12.00%
VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	1.60%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.35%
VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	11.91%
VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	8.86%
VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	6.32%
VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.42%
VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	3.70%
VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.20%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	16.65%
VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	7.50%
VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	10.13%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	4.46%
VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	6.49%
VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%